Fair Value Of Financial Instruments (Schedule Of Carrying Amounts And Estimated Fair Values Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Assets:
HTM securities	$ 1,741,846	$ 1,969,899
Carrying Amount [Member]
Assets:
Cash and cash equivalents	113,886	141,705
HTM securities	1,718,023	1,887,947
Loans receivable	5,958,868	5,608,083
BOLI	59,495	58,012
Capital stock of FHLB	128,530	132,971
Liabilities:
Deposits	4,611,446	4,550,643
FHLB borrowings	2,513,538	2,530,322
Other borrowings	320,000	365,000
Estimated Fair Value [Member]
Assets:
Cash and cash equivalents	113,886	141,705
HTM securities	1,741,846	1,969,899
Loans receivable	6,132,239	5,978,872
BOLI	59,495	58,012
Capital stock of FHLB	128,530	132,971
Liabilities:
Deposits	4,646,263	4,607,732
FHLB borrowings	2,599,749	2,701,142
Other borrowings	$ 333,749	$ 388,761